COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Open World Ltd. [Member]
COMMITMENTS AND CONTINGENCIES

12.	COMMITMENTS AND CONTINGENCIES

The Company is subject to various claims and legal proceedings in the normal course of business. The Company evaluates these matters on an ongoing basis and records provisions when a loss is considered probable and reasonably estimable, in accordance with ASC 450, Contingencies.

The Company leases office space in the Cayman Islands. Annual lease commitments are disclosed in Note 10.

On March 25, 2026, the Company entered into a consulting agreement with a third party for advisory services. The agreement includes monthly cash compensation and potential additional compensation, including equity-based incentives. In connection with the agreement, the Company may grant up to 1,000,000 warrants to purchase shares of the Company’s ordinary shares (or its publicly traded parent entity). The warrants are contingent upon the successful completion of a proposed reverse takeover transaction and had not been issued or become outstanding as of March 31, 2026. No amounts related to the contingent warrants have been recorded in the accompanying unaudited interim condensed consolidated financial statements as of March 31, 2026. The Company will evaluate the accounting treatment and classification of any warrants issued under the agreement upon issuance.

As of March 31, 2026, and December 31, 2025, the Company had no other material commitments or loss contingencies requiring disclosure.

12.	COMMITMENTS AND CONTINGENCIES

The Group is subject to various claims and legal proceedings in the normal course of business. The Group evaluates these matters on an ongoing basis and establishes provisions when a loss is considered probable and reasonably estimable, in accordance with ASC Topic 450, Contingencies.

During the year ended December 31, 2024, the Group entered into a lease agreement for its offices in the Cayman Islands. Annual lease commitments are described in Note 10.

The Group has no other material commitments or loss contingencies requiring disclosure as of December 31, 2025, and December 31, 2024.